NYSE

Caroline Galinie
Senior Director
Corporate Actions

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 3421
Caroline.Galinie@theice.com

17010667

Received SEC

NOV 07 2017

Washington, DC 20549

001-38269

November 7, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the following securities of PPDAI Group Inc., under the Exchange Act of 1934.

- American depositary shares, each representing five Class A ordinary shares
- Class A ordinary shares, par value US$ 0.00001 per share (application for the Class A ordinary shares is made for listing, not for trading, but only in connection with the registration of the American Depositary Shares, pursuant to the requirements of the Securities and Exchange Commission)

Sincerely,